Leases - Summary of Net Lease Cost and Other Supplemental Lease Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease cost:
Operating lease cost	$ 27,675	$ 201,400
Short term lease cost	0	0
Net lease cost	27,675	2,022
Cash paid for operating lease liabilities	$ (109,379)	$ (204,930)